Condensed Statement of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 3,059,448	$ 3,146,345	$ 11,901,339	$ 11,241,164
Cost of goods sold	2,102,582	2,213,878	8,409,665	8,139,084
Gross profit	956,866	932,467	3,491,674	3,102,080
Operating expenses:
Selling	408,601	352,780	1,446,110	1,572,632
General and administrative	249,455	292,552	1,052,326	1,316,402
Research and development	271,162	308,667	1,132,791	919,722
Total	929,218	953,999	3,631,227	3,808,756
Operating profit (loss)	27,648	(21,532)	(139,553)	(706,676)
Other income (expense):
Interest income	6	7	33	39
Other, net	(23,084)	(14,200)	269,086	(354,403)
Total other income (expense), net	(23,078)	(14,193)	269,119	(354,364)
Income (loss) before income taxes	4,570	(35,725)	129,566	(1,061,040)
Income taxes (benefit)	0	1,331	7,080	3,944
Net income (loss)	4,570	(37,056)	122,486	(1,064,984)
Other comprehensive income (loss):
Foreign currency translation adjustments	0	362	(3,621)	(7,504)
Foreign currency translation recognition upon reclassification from accumulated other comprehensive income			(360,734)	0
Unrealized gain (loss) for the period			0	272,909
Net comprehensive income (loss)	$ 4,570	$ (36,694)	$ (241,869)	$ (799,579)
Net income (loss) per share: Basic and Diluted	$ 0	$ (0.00)	$ 0.02	$ (0.14)
Weighted average common and common equivalent shares:
Basic	7,985,204	7,982,704	7,982,704	7,363,482
Diluted	7,999,371	7,982,704	7,982,704	7,363,482
Basic and diluted	0	0	7,982,704	7,363,482